DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill All Cap Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Financial Long-Short Fund

Diamond Hill Short Duration Total Return Fund

Diamond Hill Core Bond Fund

Diamond Hill Corporate Credit Fund

Diamond Hill High Yield Fund

(Each a Fund or Series of Diamond Hill Funds)

Supplement Dated June 1, 2017 to Prospectus Dated April 7, 2017

Effective June 1, 2017, Diamond Hill Capital Management, Inc., the Administrator for the Funds, will reduce its administrative service fee from an annual rate of 0.24% to 0.23% of each Fund’s average daily net assets of Class A and Class C shares; from 0.19% to 0.18% of each Fund’s average daily net assets of Class I shares and from 0.09% to 0.08% of each Fund’s average daily net assets of Class Y Shares. Accordingly, the Prospectus is updated as follows:

On the pages indicated below, the Annual Fund Operating Expenses table and the Expense Example section are each deleted in their entirety and replaced with the following:

Page 1 – Small Cap Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.23%	0.23%	0.18%	0.08%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%

Total annual fund operating expenses	1.30%	2.05%	1.00%	0.90%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$626	$891	$1,177	$1,989
Class C	Sold Held	308 208	643 643	1,103 1,103	2,379 2,379
Class I	Sold or Held	102	318	552	1,225
Class Y	Sold or Held	92	287	498	1,108

Page 4 – Small Mid-Cap Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.23%	0.23%	0.18%	0.08%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%

Total annual fund operating expenses	1.24%	1.99%	0.94%	0.84%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$620	$874	$1,147	$1,925
Class C	Sold Held	302 202	624 624	1,073 1,073	2,317 2,317
Class I	Sold or Held	96	300	520	1,155
Class Y	Sold or Held	86	268	466	1,037

Page 7 – Mid Cap Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class Y
Management fees[1]	0.60%	0.60%	0.60%
Distribution (12b-1) fees	0.25%	None	None
Other expenses	0.23%	0.18%	0.08%
Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual fund operating expenses	1.09%	0.79%	0.69%

[1]	Management fees have been restated to reflect current expenses.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$606	$829	$1,071	$1,762
Class I	Sold or Held	81	252	439	978
Class Y	Sold or Held	70	221	384	859

Page 10 – Large Cap Fund

ANNUAL FUND OPERATING EXPENSE (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.23%	0.23%	0.18%	0.08%

Total annual fund operating expenses	0.98%	1.73%	0.68%	0.58%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them.

The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$595	$797	$1,015	$1,641
Class C	Sold Held	276 176	545 545	939 939	2,041 2,041
Class I	Sold or Held	69	218	379	847
Class Y	Sold or Held	59	186	324	726

Page 13 – All Cap Select Fund

ANNUAL FUND OPERATING EXPENSE (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.23%	0.23%	0.18%	0.08%

Total annual fund operating expenses	1.18%	1.93%	0.88%	0.78%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$614	$856	$1,117	$1,860
Class C	Sold Held	296 196	606 606	1,042 1,042	2,254 2,254
Class I	Sold or Held	90	281	488	1,084
Class Y	Sold or Held	80	249	433	966

Page 16 – Long-Short Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you payeach year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees	0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses
Administration fees	0.23%	0.23%	0.18%	0.08%
Dividend expenses and feeson short sales	0.67%	0.67%	0.67%	0.67%

Total other expenses	0.90%	0.90%	0.85%	0.75%

Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%

Total annual fund operating expenses	2.07%	2.82%	1.77%	1.67%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$700	$1,116	$1,558	$2,780
Class C	Sold Held	385 285	874 874	1,489 1,489	3,147 3,147
Class I	Sold or Held	180	557	959	2,084
Class Y	Sold or Held	170	526	907	1,976

Page 19 – Research Opportunities Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees[1]	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses
Administration fees	0.23%	0.23%	0.18%	0.08%
Dividend expenses and fees on short sales	0.59%	0.59%	0.59%	0.59%

Total other expenses	0.82%	0.82%	0.77%	0.67%

Total annual fund operating expenses	2.02%	2.77%	1.72%	1.62%

[1]	Management fees have been restated to reflect current expenses.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$695	$1,102	$1,534	$2,731
Class C	Sold Held	380 280	859 859	1,464 1,464	3,099 3,099
Class I	Sold or Held	175	542	933	2,030
Class Y	Sold or Held	165	511	881	1,922

Page 23 – Financial Long-Short Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management fees[1]	0.95%	0.95%	0.95%
Distribution (12b-1) fees	0.25%	1.00%	None
Other expenses
Administration fees	0.23%	0.23%	0.18%
Dividend expenses and fees on short sales	0.49%	0.49%	0.49%

Total other expenses	0.72%	0.72%	0.67%

Total annual fund operating expenses	1.92%	2.67%	1.62%

[1]	Management fees have been restated to reflect current expenses.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$685	$1,073	$1,485	$2,631
Class C	Sold Held	370 270	829 829	1,415 1,415	3,003 3,003
Class I	Sold or Held	165	511	881	1,922

Page 26 – Short Duration Total Return Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class Y
Management fees	0.35%	0.35%	0.35%
Distribution (12b-1) fees	0.25%	None	None
Other expenses	0.23%	0.18%	0.08%

Total annual fund operating expenses	0.83%	0.53%	0.43%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$308	$484
Class I	Sold or Held	54	170
Class Y	Sold or Held	44	138

Page 29 – Core Bond Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class Y
Management fees	0.30%	0.30%	0.30%
Distribution (12b-1) fees	0.25%	None	None
Other expenses	0.23%	0.18%	0.08%

Total annual fund operating expenses	0.78%	0.48%	0.38%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$427	$590
Class I	Sold or Held	49	154
Class Y	Sold or Held	39	122

Page 32 – Corporate Credit Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees	0.45%	0.45%	0.45%	0.45%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.23%	0.23%	0.18%	0.08%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%

Total annual fund operating expenses	0.95%	1.70%	0.65%	0.55%

Fee waivers[1]	(0.01)%	(0.01)%	(0.01)%	(0.01)%

Total annual fund operating expenses after fee waivers	0.94%	1.69%	0.64%	0.54%

[1]	The Fund may invest in another Diamond Hill Fund. The Fund’s adviser has contractually agreed to permanently waive a portion of its management fee in the pro-rata amount of the management fee charged by the underlying Diamond Hill Funds. This agreement can only be terminated by the Fund’s Board of Trustees.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This example reflects the net operating expenses without fee waiver for the remaining periods shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$443	$639	$852	$1,464
Class C	Sold Held	272 172	533 533	918 918	1,998 1,998
Class I	Sold or Held	65	205	357	798
Class Y	Sold or Held	55	173	302	677

Page 35 – High Yield Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class Y
Management fees	0.50%	0.50%	0.50%
Distribution (12b-1) fees	0.25%	None	None
Other expenses	0.23%	0.18%	0.08%

Total annual fund operating expenses	0.98%	0.68%	0.58%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$446	$651	$873	$1,509
Class I	Sold or Held	69	218	379	847
Class Y	Sold or Held	59	186	324	726

This Supplement and the Statutory Prospectus dated April 7, 2017, provide the information a prospective investor ought to know before investing and should be retained for future reference.

DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill All Cap Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Financial Long-Short Fund

Diamond Hill Short Duration Total Return Fund

Diamond Hill Core Bond Fund

Diamond Hill Corporate Credit Fund

Diamond Hill High Yield Fund

(Each a Fund or Series of Diamond Hill Funds)

Supplement Dated June 1, 2017 to

Statement of Additional Information Dated April 7, 2017

Effective June 1, 2017, Diamond Hill Capital Management, Inc., the Administrator for the Funds, will reduce its administrative service fee from an annual rate of 0.24% to 0.23% of each Fund’s average daily net assets of Class A and Class C shares; from 0.19% to 0.18% of each Fund’s average daily net assets of Class I shares and from 0.09% to 0.08% of each Fund’s average daily net assets of Class Y Shares. Accordingly, the Statement of Additional Information is revised as follows:

On page 64, the first two sentences in the fifth paragraph under the section entitled “The Investment Adviser,” are deleted in their entirety and replaced with the following:

Pursuant to the Administration Agreement, effective June 1, 2017, the Administrator receives a fee, which is paid monthly at an annual rate of 0.23% of each Fund’s average daily net assets of Class A and Class C Shares, 0.18% of each Fund’s average daily net assets of Class I Shares, and 0.08% of each Fund’s average daily net assets of Class Y Shares. Previously, effective August 1, 2016, the Administrator received a fee at an annual rate of 0.24% of each Fund’s average daily net assets of Class A and Class C Shares, 0.19% of each Fund’s average daily net assets of Class I Shares, and 0.09% of each Fund’s average daily net assets of Class Y Shares.

This Supplement and the Prospectus dated April 7, 2017, and Statement of Additional Information dated April 7, 2017, provide the information a prospective investor ought to know before investing and should be retained for future reference.